INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of income tax benefit

	Years Ended March 31,
	2026	2025

Current tax:
Current tax on profits for the year	$—	$—
Adjustments for current tax of prior periods	—	(3)
Total current tax benefit	—	(3)

Deferred income tax:
Decrease (increase) in deferred tax assets	—	—
Income tax benefit	$—	$(3)

Schedule of reconciliation income tax rates

	Years Ended March 31,
	2026	2025
Loss before income tax	$(38,627)	$(6,781)

Tax using BVI tax rate of 0%	—	—
Effect of tax rates in other countries	(273)	(24)
Derecognition of deferred tax assets	(156)	23
Nondeductible expenses	—	—
Utilization of losses not previously benefitted	—	—
Income tax effects related to equity compensation	429
Foreign currency effect and other	—	(2)
Income tax in the statement of loss	$—	$(3)

Schedule of deferred tax assets and liabilities

	As of March 31,
	2026	2025
Deferred tax assets:
The balance comprises temporary differences attributable to:
Tax loss	$4,265	$3,935
Share-based compensation	11	397
Reserves and accruals	—	17
Total deferred tax assets	4,276	4,349
Deferred tax asset not recognized	(4,276)	(4,349)
Net deferred tax asset	$—	$—